Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal									$ 228,457	$ 187,320	$ 193,719
State									30,222	32,581	25,578
Total current									258,679	219,901	219,297
Federal									(27,876)	63,182	(62,954)
State									(6,848)	9,521	(2,418)
Total deferred									(34,724)	72,703	(65,372)
Provision for income taxes	$ 6,034	$ (92,117)	$ (78,435)	$ (59,437)	$ (69,285)	$ (80,713)	$ (93,407)	$ (49,199)	$ (223,955)	$ (292,604)	$ (153,925)